Accounting Policies and Estimates (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies and Estimates [Abstract]
Summary of estimated useful lives of assets
Leasehold improvements	5 Years
Laboratory equipment	7 Years
Furniture and fixtures	10 Years
Computer equipment	3 Years
Motor vehicles (used)	2 Years

Summary of revenues by major customer type
	Year ended December 31, 2014	Year ended December 31, 2013

National Institutes of Health	$455,094	$611,155
Department of Defense	-	67,118
Commercial customers	86,700	30,000

Total revenues	$541,794	$708,273